YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to provide you with this report for Dreyfus New York Tax Exempt Intermediate Bond Fund for the six-month period ended November 30, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 3.35%,* and an annualized tax-free distribution rate per share of 4.29%.**

ECONOMIC REVIEW

   During 1998, the main regions of the world had very different economic fundamentals. The U.S. began the period with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

   A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

   The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S. economy that had been growing rapidly.

   The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in both the U.S. and Europe.

   Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT

   Prices moved higher during the reporting period as various classes of investors found municipal bonds appealing, despite the extent to which equities vied for investors' attention for most of the period. Low inflation and low interest rates helped create and maintain a bond-friendly atmosphere. Not to be overlooked, either, is the improved fiscal posture enjoyed by many states and municipalities, the result of several years of strong economic growth that enhanced the creditworthiness of many municipal securities' issuers, and gave added comfort to investors. The dollar value of newly issued bonds so far in 1998 has surpassed the volume experienced in all but a few previous years. At $255 billion, it is approximately 29% above the same period last year, but nonetheless, a dearth of appropriate bonds persists in several states.
Fortunately, the market has absorbed the new issuance without inordinate volatility in the process. Municipal yields have been, and continue to be, very favorably aligned vis-a-vis U.S. Treasury Bonds. Historically, longer-term municipals have been viewed as being good values when their yields approached 80% to 85% of the yields available on comparable Treasuries. Presently, most measures place the ratio well in excess of 90%. The environment for municipal bonds still appears to be positive, particularly with the Federal Reserve Board's Open Market Committee signaling explicitly, by recent cuts in the target rate for Federal Funds, its preference for lower interest rates.

PORTFOLIO FOCUS

   The market has gone through several cycles during the past six months, from subdued volatility to substantial volatility with strong intraday movements. During the periods of low volatility (earlier in the reporting period) we found it advantageous to maintain previously purchased full coupon positions, since the greater part of the Fund' s investment performance during that time was derived mainly from income rather than principal value changes. The New York market produced a wealth of issuance throughout this period. The buyout of LILCO by the Long Island Power Authority brought to market the largest single issue in the history of the municipal industry. The buying interest in this deal was very strong and it was priced to attract investors. The Fund participated in this issuance as it was both attractively priced and provided a new name for diversity purposes. Perhaps the most notable change in the New York market was the strong improvement in New York City debt and other lower rated State and City issues. When compared to AAA paper, the yield spreads on these issues have tightened significantly. The Fund currently holds a considerable amount of this type of paper.

   Included in this report is a series of detailed financial statements, which outline the portfolio' s current holdings and its financial condition. We hope that you find them informative.

               Very truly yours,



           [Richard J. Moynihan  signature]


           Richard J. Moynihan

           Director, Municipal Portfolio Management

           The Dreyfus Corporation

December 15, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. Income may be subject to state and local income taxes for non-New York residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.


DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--99.4%                                                              Amount            Value
-------------------------------------------------------                                         _____________     _____________
New York--91.4%

Albany Parking Authority, Parking Revenue, Refunding:

  6.50%, 11/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,000,000    $    1,079,010

  6.70%, 11/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,094,110

Battery Park City Authority, Revenue, Refunding

  5.125%, 11/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,830,000         4,058,383

Buffalo Municipal Water Finance Authority, Water System Revenue

  5.50%, 7/1/2005 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,200,000         1,291,824

Cattaraugus County Industrial Development Agency,

 Civic Facility Revenue, Refunding (St. Bonaventure University Project):

    5%, Series A, 9/15/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            745,000           753,940

    5%, Series B, 9/15/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,055,000         1,067,660

    5%, Series A, 9/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            740,000           744,203

    5%, Series B, 9/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,110,000         1,116,305

    5%, Series A, 9/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            825,000           823,779

    5%, Series B, 9/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,160,000         1,158,283

    5%, 9/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,225,000         1,215,874

City University of New York, COP, Refunding (John Jay College)

  5.75%, 8/15/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,384,150

Development Authority of the North Country, Solid Waste Management System
Revenue

  6.40%, 7/1/2000 (Prerefunded 7/1/1999) (a) . . . . . . . . . . . . . . . . . . . . . . .            605,000           628,063

Franklin Solid Waste Management Authority, Solid Waste System Revenue

  6%, 6/1/2005 (Prerefunded 6/1/2003) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          1,515,000         1,671,681

Long Island Power Authority, Electric System General Revenue:

  5.25%, 12/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,320,480

  5.25%, 12/1/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,100,000         6,385,175

Metropolitan Transportation Authority Transit Facilities Revenue:

  5.50%, 7/1/2008 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,380,000         4,615,907

  5.625%, 7/1/2010 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,895,000         5,226,881

Nassau County, Refunding

  6%, 7/1/2010 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,225,000         5,944,117

New York City:

  5%, 6/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            235,000           242,511

  5%, 6/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            890,000           914,733

  5.25%, 8/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,125,490

  Refunding:

    5.75%, 8/1/2002 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,200,000         4,474,092

    5.40%, 2/15/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,729,950

    6.25%, 8/1/2009 (Prerefunded 8/1/2004) . . . . . . . . . . . . . . . . . . . . . . . .            163,000           183,869

    6.25%, 8/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,062,000         3,411,834

    6.25%, 8/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,790,000         5,424,052

    5.90%, 8/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,468,300

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--99.4%                                                              Amount            Value
-------------------------------------------------------                                         _____________     _____________

New York (continued)

New York City Housing Authority, Multi-Family Revenue, Refunding

  5.20%, 7/1/2004 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,275,000    $    2,358,583

New York City Industrial Development Agency,

 Industrial Development Revenue, Refunding (Field Hotel Associates L.P. JFK
Project)

  5.80%, 11/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         5,988,420

New York City Housing Development Corp., MFHR, Refunding

  5.50%, 11/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,750,000         7,209,877

New York City Transitional Finance Authority, Revenue (Future Tax Secured):

  5%, 11/15/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,278,950

  5.25%, 11/15/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,152,220

New York City Industrial Development Agency,

 Civic Facility Revenue (College of Aeronautics Project):

    5.10%, 5/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           510,820

    5.25%, 5/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            555,000           567,421

    5.30%, 5/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            585,000           596,887

New York City Municipal Water Finance Authority, Water and Sewer System Revenue

  6.60%, 6/15/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,495,000         1,602,849

New York State:

  COP 4.40%, 8/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,355,000         2,387,522

  Refunding:

    5.50%, 8/15/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,300,000         4,675,820

    5.40%, 10/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,430,000         1,547,603

New York State Dormitory Authority, Revenue:

 (City University):

    5.70%, 7/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,791,865

    5.25%, 7/1/2006 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,223,890

    5.75%, 7/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,085,000         8,874,743

  (Cornell University) Refunding 5.40%, 7/1/2009 . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,352,280

  Lease (Court Facilities--Westchester County) 5%, 8/1/2010 (b)  . . . . . . . . . . . . .          6,320,000         6,654,265

  (Department of Health):

    6%, 7/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,748,175

    6%, 7/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,350,000         2,597,361

    Refunding 5.50%, 7/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,072,000

  (Highland Community Development Corp.)

    5.50%, 7/1/2001 (LOC; Marine Midland Bank) . . . . . . . . . . . . . . . . . . . . . .          4,750,000         4,903,187

  (Mental Health Services Facilities):

    6%, 8/15/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,320,000         3,674,111

    Refunding 6%, 2/15/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,640,000         6,237,220

  Secured Hospital:

    (The Brookdale Hospital Medical Center)

       Refunding 5.10%, 2/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,040,000         4,140,313

    (Interfaith Medical Center)

       5.375%, 2/15/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,340,000         3,509,171

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--99.4%                                                              Amount            Value
-------------------------------------------------------                                         _____________     _____________

New York (continued)

New York State Dormitory Authority, Revenue (continued):

 (State Service Contract--Albany County):

    5.10%, 4/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,310,000    $    2,388,286

    5.25%, 4/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,210,000         1,256,028

  (State University Educational Facilities):

    6.10%, 5/15/2005 (Prerefunded 5/15/2003) (a) . . . . . . . . . . . . . . . . . . . . .          2,630,000         2,915,197

    6.10%, 5/15/2008 (Prerefunded 5/15/2004) (a) . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,249,440

New York State Energy Research and Development Authority,

 State Service Contract Revenue (Western New York Nuclear Service Center
Project):

    5.25%, 4/1/2003 (Insured; CMAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,345,000         5,618,023

    5.40%, 4/1/2005 (Insured; CMAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,139,640

New York State Environmental Facilities Corp.:

  Clean Water and Drinking Water Revenue (Revolving Fund) 5.25%, 6/15/2013 . . . . . . . .          4,080,000         4,291,548

  PCR:

    Special Obligation:

       (Riverbank State Park) 7.10%, 4/1/2002  . . . . . . . . . . . . . . . . . . . . . .          1,130,000         1,248,752

       (State Park Infrastructure) 5.75%, 3/15/2008  . . . . . . . . . . . . . . . . . . .          2,475,000         2,613,303

    (State Water Revolving Fund):

       6.30%, 6/15/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            645,000           695,478

       6.20%, 3/15/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,700,000         1,867,722

       (New York Municipal Water Finance Authority Project):

         6.35%, 6/15/2006 (Prerefunded 6/15/2004) (a)  . . . . . . . . . . . . . . . . . .          1,195,000         1,353,780

         6.35%, 6/15/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            805,000           905,311

New York State Housing Finance Agency, Revenue, Refunding:

 (Health Facilities--New York City):

    7.90%, 11/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            600,000           611,292

    6%, 11/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,450,000        13,808,918

  (Housing Mortgage Project)

    5.875%, 11/1/2010 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,930,000         4,277,137

  (Service Contract Obligation):

    5.25%, 3/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,465,000         3,616,351

    5.25%, 9/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,610,000         3,767,685

New York State Local Government Assistance Corp.:

  6.70%, 4/1/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             25,000            26,082

  6.75%, 4/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,704,600

  5.375%, 4/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,131,790

  Refunding 5%, 4/1/2013 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,093,180

New York State Medical Care Facilities Finance Agency, Revenue:

  (Hospital and Nursing Home) 5.875%, 2/15/2008 (Insured; FHA) . . . . . . . . . . . . . .          2,215,000         2,406,332

  (Mortgage Project) 5.40%, 8/15/2005 (Insured; FHA) . . . . . . . . . . . . . . . . . . .            695,000           737,430

New York State Mortgage Agency, Revenue (Homeowner Mortgage):

  6.15%, 10/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,225,000         1,279,598

  5.20%, 10/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,320,000         1,379,136

  5.30%, 10/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,645,000         2,759,687

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--99.4%                                                              Amount            Value
-------------------------------------------------------                                         _____________     _____________

New York (continued)

New York State Thruway Authority:

 (Emergency Highway Reconditioning and Preservation)

    6%, 1/1/2002 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,000,000    $    2,127,220

  General Revenue 5.70%, 1/1/2008 (Insured; FGIC) (Prerefunded 1/1/2005) . . . . . . . . .          3,000,000         3,327,870

  (Highway and Bridge Trust Fund):

    5.25%, 4/1/2009 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,835,925

    5.30%, 4/1/2010 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,680,000         1,783,790

  Service Contract Revenue (Local Highway and Bridge):

    5.50%, 4/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,130,000         1,200,896

    5.625%, 4/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,315,000         3,589,581

    5.90%, 4/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         7,669,060

New York State Urban Development Corp.

 Refunding, Project (Onondaga County Convention):

    6.25%, 1/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,725,000         1,933,242

    6.25%, 1/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,830,000         2,046,123

    6.25%, 1/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,950,000         2,173,996

    6.25%, 1/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,065,000         2,300,885

Niagara Falls, City School District COP High School Facility:

  5.625%, 6/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,735,000         1,857,491

  5.625%, 6/15/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,045,000         2,178,089

Onondaga County Industrial Development Agency, PCR, Refunding

  (Anheuser-Busch Co. Inc. Project) 6.625%, 8/1/2006 . . . . . . . . . . . . . . . . . . .          4,000,000         4,595,320

Orange County Industrial Development Agency,

 Life Care Community Revenue, Refunding (The Glen Arden Inc. Project):

    4.90%, 1/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            285,000           286,268

    5%, 1/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            220,000           221,265

    5.10%, 1/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            425,000           427,971

    5.20%, 1/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            225,000           226,834

    5.30%, 1/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           252,325

    5.35%, 1/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            225,000           227,326

Port Authority of New York and New Jersey

 Special Project Bonds (JFK International Air Terminal LLC Project)

  6.25%, 12/1/2011 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         9,319,520

Rensselaer Industrial Development Agency, IDR (Albany International Corp.)

  7.55%, 6/1/2007 (LOC; Fleet Trust Co.) . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,411,180

Scotia Housing Authority, Revenue

 (Coburg Village, Inc. Project):

    5%, 1/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            130,000           130,556

    5.10%, 7/1/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            135,000           135,707

    5.10%, 1/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            135,000           135,836

    5.20%, 7/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            145,000           146,030

    5.20%, 1/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            145,000           146,160

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--99.4%                                                              Amount            Value
-------------------------------------------------------                                         _____________     _____________

New York (continued)

Scotia Housing Authority, Revenue (continued)

 (Coburg Village, Inc. Project) (continued):

    5.30%, 7/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       150,000   $       151,327

    5.30%, 1/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            155,000           156,505

    5.35%, 7/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            155,000           156,631

    5.35%, 1/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            160,000           161,813

    5.40%, 7/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            165,000           166,997

    5.40%, 1/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            170,000           172,186

    5.45%, 7/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            175,000           177,377

    5.45%, 1/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            180,000           182,576

    5.50%, 7/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            185,000           187,771

    5.50%, 1/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            190,000           192,977

    5.55%, 7/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            195,000           198,177

Suffolk County Water Authority, Waterworks Revenue, Refunding

  5.10%, 6/1/2003 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,545,000         3,724,342

Syracuse:

 COP

   (Syracuse Hancock International Airport):

       6.50%, 1/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,045,000         1,130,011

       6.60%, 1/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,105,000         1,201,920

       6.70%, 1/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,210,000         1,316,649

  Public Improvement:

    5.70%, 6/15/2004 (Prerefunded 6/15/2002) . . . . . . . . . . . . . . . . . . . . . . .          1,850,000         1,997,482

    5.70%, 6/15/2005 (Prerefunded 6/15/2002) . . . . . . . . . . . . . . . . . . . . . . .          1,830,000         1,975,888

Syracuse Industrial Development Agency, Pilot Revenue, Refunding

  5.125%, 10/15/2002 (LOC; ABN AMRO Bank)  . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,112,890

Triborough Bridge and Tunnel Authority,

  General Purpose Revenue 5%, 1/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . .         10,675,000        11,288,813

United Nations Development Corp., Refunding (Senior Lien):

  5%, 7/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,003,420

  5.30%, 7/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,295,000         1,299,947

  5.30%, 7/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,003,320

Westchester County Industrial Development Agency, RRR:

  Equity (Westchester Resco Co. Project) 5.50%, 7/1/2009 . . . . . . . . . . . . . . . . .          2,650,000         2,774,471

  Refunding (Resco Co. Project) 5.50%, 7/1/2006  . . . . . . . . . . . . . . . . . . . . .          2,850,000         3,066,315

  (Westchester Resco Co. Project) 5.125%, 7/1/2006 . . . . . . . . . . . . . . . . . . . .          1,000,000         1,050,570

Yonkers,

 GO:

    5%, 9/1/2009 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,040,000         1,094,298

    5%, 9/1/2010 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,165,000         1,217,681

    5%, Series A, 9/1/2011 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,037,430

    5%, Series B, 9/1/2011 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,037,430

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--99.4%                                                              Amount            Value
-------------------------------------------------------                                         _____________     _____________

U.S. Related--8.0%

Commonwealth of Puerto Rico, Refunding:

  Improvement 5.375%, 7/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,250,000    $    2,418,727

  Public Improvement 5.50%, 7/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,724,325

Puerto Rico Highway and Transportation Authority, Highway Revenue

  6.25%, 7/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         4,049,465

Puerto Rico Public Buildings Authority, Revenue

 (Guaranteed Government Facilities)

  6.25%. 7/1/2008 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,730,000         4,352,201

Puerto Rico Telephone Authority, Revenue

  6.433%, 1/25/2007 (Insured; MBIA) (c)  . . . . . . . . . . . . . . . . . . . . . . . . .          3,925,000         4,356,750

Virgin Islands, Subordinated Special Tax (Insurance Claims Fund Program,

  GO Matching Fund) 5.65%, 10/1/2003 (Prerefunded 10/1/2001) (a) . . . . . . . . . . . . .          2,875,000         3,000,177

Virgin Islands Public Finance Authority, Revenue, Refunding

  Fund Loan Notes, Senior Lien 5.50%, 10/1/2004  . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,174,360

Virgin Islands Water and Power Authority, Electric System Refunding:

  5.125%, 7/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,455,000         1,516,052

  5.125%, 7/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,230,000         4,353,939

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $352,050,657). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.4%      $373,221,611

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .6%    $    2,129,915

                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $375,351,526

                                                                                                      _______     _____________


DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           IDR         Industrial Development Revenue

CMAC        Capital Market Assurance Corporation                    LOC         Letter of Credit

COP         Certificate of Participation                            MBIA        Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                   Insurance Corporation

FHA         Federal Housing Administration                          MFHR        Multi-Family Housing Revenue

FSA         Financial Security Assurance                            PCR         Pollution Control Revenue

GO          General Obligation                                      RRR         Resources Recovery Revenue

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
____                               ________                          __________________             ____________________

AAA                                Aaa                               AAA                                  26.6%

AA                                 Aa                                AA                                   14.9

A                                  A                                 A                                    33.8

BBB                                Baa                               BBB                                  20.7

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                         4.0

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities  which  are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)  Purchased on a delayed-delivery basis.

(c)Inverse   floater   security--the   interest  rate  is  subject  to  change
periodically.

(d)Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $352,050,657      $373,221,611

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            5,881,791

                                 Receivable for investment securities sold . . . . . . . .                            3,033,020

                                 Receivable for shares of Beneficial Interest subscribed . .                          1,683,201

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               10,032

                                                                                                                  _____________

                                                                                                                    383,829,655

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              222,572

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               12,378

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                            1,521,553

                                 Payable for investment securities purchased . . . . . . .                            6,645,410

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               76,216

                                                                                                                  _____________

                                                                                                                      8,478,129

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $375,351,526

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $349,685,832

                                 Accumulated net realized gain (loss) on investments . . .                            4,494,740

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           21,170,954

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $375,351,526

                                                                                                                  _____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                           19,929,096

NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $18.83

                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                         $  9,444,150

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .       $  1,109,338

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .            561,277

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             19,292

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             18,188

                                 Trustees' fees and expenses--Note 3(c)  . . . . . . . . .             17,033

                                 Prospectus and shareholders' reports--Note 3(b) . . . . .              9,007

                                 Registration fees . . . . . . . . . . . . . . . . . . . .              5,235

                                 Loan commitment fees --Note 2 . . . . . . . . . . . . . .                889

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             11,047

                                                                                                 ____________

                                        Total Expenses . . . . . . . . . . . . . . . . . .          1,751,306

                                 Less--reduction in management fee due to
                                    undertaking--Note 3(a) . . . . . . . . . . . . . . . .           (271,300)

                                                                                                 ____________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                            1,480,006

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            7,964,144

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .      $   2,257,725

                                 Net unrealized appreciation (depreciation) on investments . .      1,923,601

                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            4,181,326

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $12,145,470

                                                                                                                   ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended

                                                                                         November 30, 1998     Year Ended

                                                                                            (Unaudited)        May 31, 1998
                                                                                        __________________     _____________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $    7,964,144     $  16,105,912

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .                 2,257,725         3,305,521

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . .                 1,923,601         9,348,627

                                                                                             _____________     _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . .                12,145,470        28,760,060

                                                                                             _____________     _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (8,048,853)      (16,064,450)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .                  ---             (1,654,760)

                                                                                             _____________     _____________

    Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (8,048,853)      (17,719,210)

                                                                                             _____________     _____________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .                27,145,231        62,436,901

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,577,479        14,469,657

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .               (27,948,982)      (79,996,421)

                                                                                             _____________     _____________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . .                 5,773,728        (3,089,863)

                                                                                             _____________     _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . .                 9,870,345         7,950,987

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               365,481,181       357,530,194

                                                                                             _____________     _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              $375,351,526      $365,481,181

                                                                                             _____________     _____________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . .                  ---          $      84,709

                                                                                             _____________     _____________

                                                                                                Shares             Shares
                                                                                             _____________     _____________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,448,771         3,369,699

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . .                   350,195           781,618

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (1,493,054)       (4,322,391)

                                                                                           _____________     _____________

    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . .                   305,912          (171,074)

                                                                                             _____________     _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                          Six Months Ended

                                                         November 30, 1998                    Year Ended May 31,

                                                                                _____________________________________________

PER SHARE DATA:                                         (Unaudited)         1998      1997       1996       1995      1994
                                                        __________         ______    ______     ______     ______     ______
   Net asset value, beginning of period  . . . . . .      $18.62           $18.06    $17.83     $18.05     $17.71     $18.06
                                                          ______           ______    ______     ______     ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .         .41              .82       .83        .85        .86        .88

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . .         .21              .65       .41       (.22)       .34       (.31)
                                                          ______           ______    ______     ______     ______     ______

   Total from Investment Operations  . . . . . . . .         .62             1.47      1.24        .63       1.20        .57
                                                          ______           ______    ______     ______     ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .        (.41)            (.82)     (.83)      (.85)      (.86)      (.89)

   Dividends from net realized gain on investments . .        --             (.09)     (.18)        --         --       (.03)
                                                          ______           ______    ______     ______     ______     ______

   Total Distributions . . . . . . . . . . . . . . .        (.41)            (.91)    (1.01)      (.85)      (.86)      (.92)
                                                          ______           ______    ______     ______     ______     ______

   Net asset value, end of period  . . . . . . . . .      $18.83           $18.62    $18.06     $17.83     $18.05     $17.71
                                                          ______           ______    ______     ______     ______     ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .        6.68%(1)         8.25%     7.12%      3.52%      7.04%      3.11%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .         .80%(1)          .80%      .80%       .84%       .96%       .89%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .        4.27%(1)         4.44%     4.64%      4.69%      4.91%      4.81%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . .         .15%(1)          .15%      .16%       .12%        --        .08%

   Portfolio Turnover Rate . . . . . . . . . . . . .       19.08%(2)        42.40%    45.29%     47.48%     29.78%     20.19%

   Net Assets, end of period (000's Omitted) . . . .    $375,352         $365,481  $357,530   $365,148   $359,199   $392,143
-----------------------------

(1)  Annualized.

(2)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Significant Accounting Policies:

Dreyfus New York Tax Exempt Intermediate Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act" ) as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales load.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 1998, the Fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

   (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceed 11_2% of the average value of the Fund's average daily net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken through November 30, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund' s aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .80 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $271,300 during the period ended November 30, 1998.

   (B) Under the Service Plan (the "Plan") adopted pursuant to rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for payments to certain Service Agents (a securities dealer, financial institution or other industry professional) for distributing the Fund' s shares and servicing shareholder accounts ("Servicing") and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, or any affiliate (collectively "Dreyfus") for advertising and marketing relating to the Fund and for Servicing, at an annual rate of .25 of 1% of the value of the Fund's average daily net assets. Both the Distributor and Dreyfus may pay Service Agents a fee in respect of the Fund' s shares owned by shareholders with whom the Service Agent has a servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts to be paid to Service Agents to which it will make payments and the basis on which such payments are made. The Plan also separately provides for the Fund to bear the costs of preparing, printing and distributing certain of the Fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005 of 1% of the Fund's average daily net assets for any full fiscal year. During the period ended November 30, 1998, the Fund was charged $464,220 pursuant to the Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $63,687 pursuant to the transfer agency agreement.

   (C) Each trustee who is not an "affiliated person" as defined in the Act, receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   (D) A 1% redemption fee is charged and retained by the Fund (including on redemptions through the use of the Fund Exchanges privilege) on shares redeemed within fifteen days of their issuance. During the period ended November 30, 1998, redemption fees retained by the Fund amounted to $32.

NOTE 4--Securities Transactions:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 1998 amounted to $79,831,208 and $69,562,088, respectively.

   At November 30, 1998, accumulated net unrealized appreciation on investments was $21,170,954, consisting of $21,288,496 gross unrealized appreciation and $117,542 gross unrealized depreciation.

At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                   [reg.tm logo]

                                   (reg.tm)

Dreyfus New York Tax Exempt

Intermediate Bond Fund

200 Park Avenue

New York, NY 10166

Manager

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

Custodian

The Bank of New York

90 Washington Street

New York, NY 10286

Transfer Agent &

Dividend Disbursing Agent

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                             705SA9811

New York

Tax Exempt

Intermediate

Bond Fund

Semi-Annual

Report

November 30, 1998